INCOME TAXES	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE－12 INCOME TAXES

The provision for income taxes consisted of the following:

	Six Months ended June 30,
	2025	2024
	$’000	$’000

Current tax	61	110
Prior year tax	25	-

Income tax expense	86	110

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Singapore and Malaysia that are subject to taxes in the jurisdictions in which they operate, as follows:

Cayman Islands

INNEOVA Holdings is considered to be an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

British Virgin Islands

INNEOVA Group is considered to be an exempted British Virgin Islands Company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Singapore

INNEOVA Industrial, INNEOVA Automotive, Autozone (S) and INNEOVA Engineering are operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on net income before income taxes for the six months ended June 30, 2025 and 2024, are as follows:

	Six Months ended June 30,
	2025	2024
	$’000	$’000

Net income before income taxes	690	1,859
Statutory income tax rate	17%	17%
Income tax expense at statutory rate	117	316
Tax effect of non-taxable income	44	(84)
Tax holiday	(100)	(139)
Others	25	17

Income tax expense	86	110

Malaysia

INNEOVA Malaysia is operating in Malaysia and is subject to the Malaysia tax law at the corporate tax rate at 24% on the assessable income arising in Malaysia during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on net income before income taxes for the six months ended June 30, 2025 and 2024, are as follows:

	Six Months ended June 30,
	2025	2024
	$’000	$’000

Net loss before income taxes	(90)	(73)
Statutory income tax rate	24%	24%
Income tax expense at statutory rate	(22)	(18)
Tax effect of non-taxable expenses	-	-
Tax holiday	22	18
Others	-	-

Income tax expense	-	-

* These are related to the figures which are immaterial.

The following table sets forth the significant components of the deferred tax assets and liabilities of the Company as of June 30, 2025 and December 31, 2024:

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Deferred tax liabilities:
Accelerated tax depreciation	174	38

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2025 and December 31, 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended June 30, 2025 and 2024, and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2025.